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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenwood Investments, Inc.
                 -------------------------------
   Address:      420 Boylston St, 5th Floor
                 -------------------------------
                 Boston, MA 02116
                 -------------------------------

Form 13F File Number: 28-12943
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven Tannenbaum
         -------------------------------
Title:   President
         -------------------------------
Phone:   (617)-236-4240
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Steven Tannenbaum            Boston, MA         5/8/2009
   -------------------------------    -----------------   -------------
             [Signature]                [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 32
                                        --------------------

Form 13F Information Table Value Total: $50,917
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                  TOTAL
                                                         VALUE    SHARES/                    INVSTMNT OTHER       VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS CUSIP     (x$1000) PRN AMT   SH/ PRN PUT/CALL DSCRETIN MANAGERS SOLE      SHARED NONE
Acergy ADR                      Sponsored ADR  00443E104 $  2,780   467,230 SH               SOLE     N/A        467,230
Acme United Corp                COM            004816104 $  1,178   159,225 SH               SOLE     N/A        159,225
ADDvantage Technologies Group
  Inc                           COM            006743306 $    548   365,502 SH               SOLE     N/A        365,502
Boots & Coots International
  Well Control, Inc             COM            099469504 $  4,331 3,281,300 SH               SOLE     N/A      3,281,300
Baldwin Technology Co Inc       CL A           058264102 $    335   356,522 SH               SOLE     N/A        356,522
Bolt Technology Corp            COM            097698104 $  1,258   166,856 SH               SOLE     N/A        166,856
Cycle Country Accessories Corp  COM            232984104 $    126   503,280 SH               SOLE     N/A        503,280
Delta Apparel Inc               COM            247368103 $    630   147,640 SH               SOLE     N/A        147,640
DSW Inc                         CL A           23334L102 $  3,020   324,000 SH               SOLE     N/A        324,000
Dress Barn Inc                  COM            261570105 $  4,131   333,700 SH               SOLE     N/A        333,700
HearUSA Inc                     COM            422360305 $    409   974,114 SH               SOLE     N/A        974,114
Edac Technologies Corp          COM            279285100 $    662   424,298 SH               SOLE     N/A        424,298
Foot Locker Inc                 COM            344849904 $  2,750   259,900 SH               SOLE     N/A        259,900
Hawk Corp                       CL A           420089104 $  1,690   150,250 SH               SOLE     N/A        150,250
Hayes Lemmerz International Inc COM            420781304 $     82   392,240 SH               SOLE     N/A        392,240
John B San Filippo & Son        COM            800422107 $    735   140,092 SH               SOLE     N/A        140,092
Learning Tree International Inc COM            522015106 $  3,262   387,359 SH               SOLE     N/A        387,359
MedQuist Inc                    COM            584949101 $  1,178   461,877 SH               SOLE     N/A        461,877
Mitcham Industries Inc          COM            606501104 $  2,174   560,437 SH               SOLE     N/A        560,437
Nashua Corp                     COM            631226107 $    167   153,171 SH               SOLE     N/A        153,171
Point 360                       COM            730507100 $    540   408,882 SH               SOLE     N/A        408,882
QLT Inc                         COM            746927102 $  1,157   646,194 SH               SOLE     N/A        646,194
NewMarket Corp                  COM            651587107 $  4,610   107,000 SH               SOLE     N/A        107,000
Ocwen Financial Corp            COM            675746309 $  6,861   603,447 SH               SOLE     N/A        603,447
Overhill Farms Inc              COM            690212105 $    123    35,760 SH               SOLE     N/A         35,760
PDI Inc                         COM            69329V900 $  1,306   432,463 SH               SOLE     N/A        432,463
Phoenix Footwear Group Inc      COM            71903M100 $     57   407,700 SH               SOLE     N/A        407,700
Price Smart Inc.                COM            741511109 $  2,165   119,146 SH               SOLE     N/A        119,146
Craft Brewers Alliance Inc      COM            224122101 $    254   258,799 SH               SOLE     N/A        258,799
Rubio's Restaurants Inc         COM            78116B102 $    167    41,790 SH               SOLE     N/A         41,790
TechTeam Global Inc             COM            878311109 $  2,089   449,323 SH               SOLE     N/A        449,323
Technology Solutions Co         COM            87872T207 $    140    62,273 SH               SOLE     N/A         62,273

                                               Total     $ 50,917